Note 5 - Loans, Net of Allowance for Credit Losses (Tables)	9 Months Ended
Jul. 31, 2024
Statement Line Items [Line Items]
Disclosure of loans, net [text block]
(thousands of Canadian dollars)
	July 31	October 31	July 31
	2024	2023	2023

Point-of-sale loans and leases	$3,228,354	$2,879,320	$2,776,126
Commercial real estate mortgages	736,345	889,069	810,630
Commercial real estate loans	8,523	8,793	9,298
Public sector and other financing	56,923	55,054	49,627
	4,030,145	3,832,236	3,645,681

Allowance for credit losses	(2,401)	(2,513)	(2,697)
Accrued interest	21,705	20,681	18,688

Total loans, net of allowance for credit losses	$4,049,449	$3,850,404	$3,661,672

Disclosure of loans by lending asset category [text block]
	As at July 31, 2024				As at October 31, 2023
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Point-of-sale loans and leases	$3,219,239	$9,057	$58	$3,228,354	$2,873,078	$6,242	$-	$2,879,320
ECL allowance	565	-	-	565	100	-	-	100
EL %	0.02%	0.00%	0.00%	0.02%	0.00%	0.00%	0.00%	0.00%
Commercial real estate mortgages	$524,773	$211,572	$-	$736,345	$717,755	$155,993	$15,321	$889,069
ECL allowance	1,213	387	-	1,600	1,699	523	-	2,222
EL %	0.23%	0.18%	0.00%	0.22%	0.24%	0.34%	0.00%	0.25%
Commercial real estate loans	$7,083	$1,440	$-	$8,523	$8,793	$-	$-	$8,793
ECL allowance	48	11	-	59	42	-	-	42
EL %	0.68%	0.76%	0.00%	0.69%	0.48%	0.00%	0.00%	0.48%
Public sector and other financing	$56,281	$642	$-	$56,923	$49,293	$5,761	$-	$55,054
ECL allowance	176	1	-	177	104	45	-	149
EL %	0.31%	0.16%	0.00%	0.31%	0.21%	0.78%	0.00%	0.27%
Total loans	$3,807,376	$222,711	$58	$4,030,145	$3,648,919	$167,996	$15,321	$3,832,236
Total ECL allowance	2,002	399	-	2,401	1,945	568	-	2,513
Total EL %	0.05%	0.18%	0.00%	0.06%	0.05%	0.34%	0.00%	0.07%

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, assets [text block]
(thousands of Canadian dollars)
	Reported	100%		100%		100%
	ECL	Upside		Baseline		Downside

Allowance for expected credit losses	$2,401	$1,574		$1,867		$2,570
Variance from reported ECL		(827)		(534)		169
Variance from reported ECL (%)		(34%	)	(22%	)	7%

Disclosure of Reconciliation of changes in allowance account for credit losses of financial assets [text block]
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$207	$-	$-	$207
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	358	-	-	358
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	358	-	-	358
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$565	$-	$-	$565

Commercial real estate mortgages
Balance at beginning of period	$1,643	$299	$-	$1,942
Transfer in (out) to Stage 1	65	(65)	-	-
Transfer in (out) to Stage 2	(230)	230	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(172)	(58)	-	(230)
Loan originations	7	-	-	7
Derecognitions and maturities	(100)	(19)	-	(119)
Provision for (recovery of) credit losses	(430)	88	-	(342)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,213	$387	$-	$1,600

Commercial real estate loans
Balance at beginning of period	$58	$-	$-	$58
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(11)	11	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	1	-	-	1
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(10)	11	-	1
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$48	$11	$-	$59

Public sector and other financing
Balance at beginning of period	$185	$10	$-	$195
Transfer in (out) to Stage 1	9	(9)	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(18)	-	-	(18)
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	(9)	(9)	-	(18)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$176	$1	$-	$177

Total balance at end of period	$2,002	$399	$-	$2,401
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$627	$-	$-	$627
Transfer in (out) to Stage 1	52	(52)	-	-
Transfer in (out) to Stage 2	(85)	85	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	52	(33)	-	19
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	19	-	-	19
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$646	$-	$-	$646

Commercial real estate mortgages
Balance at beginning of period	$1,647	$120	$-	$1,767
Transfer in (out) to Stage 1	14	(14)	-	-
Transfer in (out) to Stage 2	(106)	106	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	138	44	-	182
Loan originations	56	-	-	56
Derecognitions and maturities	(94)	(5)	-	(99)
Provision for (recovery of) credit losses	8	131	-	139
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,655	$251	$-	$1,906

Commercial real estate loans
Balance at beginning of period	$59	$-	$-	$59
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(5)	-	-	(5)
Loan originations	-	-	-	-
Derecognitions and maturities	(4)	-	-	(4)
Provision for (recovery of) credit losses	(9)	-	-	(9)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$50	$-	$-	$50

Public sector and other financing
Balance at beginning of period	$70	$3	$-	$73
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(8)	8	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(4)	10	-	6
Loan originations	16	-	-	16
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	4	18	-	22
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$74	$21	$-	$95

Total balance at end of period	$2,425	$272	$-	$2,697
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$100	$-	$-	$100
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	465	-	-	465
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	465	-	-	465
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$565	$-	$-	$565

Commercial real estate mortgages
Balance at beginning of period	$1,699	$523	$-	$2,222
Transfer in (out) to Stage 1	297	(297)	-	-
Transfer in (out) to Stage 2	(392)	392	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	(278)	(169)	-	(447)
Loan originations	84	-	-	84
Derecognitions and maturities	(197)	(62)	-	(259)
Provision for (recovery of) credit losses	(486)	(136)	-	(622)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,213	$387	$-	$1,600

Commercial real estate loans
Balance at beginning of period	$42	$-	$-	$42
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(11)	11	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	6	-	-	6
Loan originations	11	-	-	11
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	6	11	-	17
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$48	$11	$-	$59

Public sector and other financing
Balance at beginning of period	$104	$45	$-	$149
Transfer in (out) to Stage 1	27	(27)	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	32	(17)	-	15
Loan originations	13	-	-	13
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	72	(44)	-	28
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$176	$1	$-	$177

Total balance at end of period	$2,002	$399	$-	$2,401
(thousands of Canadian dollars)	Stage 1	Stage 2	Stage 3	Total

Point-of-sale loans and leases
Balance at beginning of period	$545	$-	$-	$545
Transfer in (out) to Stage 1	122	(122)	-	-
Transfer in (out) to Stage 2	(257)	257	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	236	(135)	-	101
Loan originations	-	-	-	-
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	101	-	-	101
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$646	$-	$-	$646

Commercial real estate mortgages
Balance at beginning of period	$1,150	$137	$-	$1,287
Transfer in (out) to Stage 1	93	(93)	-	-
Transfer in (out) to Stage 2	(224)	224	-	-
Transfer in (out) to Stage 3	-	(13)	13	-
Net remeasurement of loss allowance	560	6	(13)	553
Loan originations	205	-	-	205
Derecognitions and maturities	(129)	(10)	-	(139)
Provision for (recovery of) credit losses	505	114	-	619
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$1,655	$251	$-	$1,906

Commercial real estate loans
Balance at beginning of period	$54	$-	$-	$54
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	-	-	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	-	-	-	-
Loan originations	-	-	-	-
Derecognitions and maturities	(4)	-	-	(4)
Provision for (recovery of) credit losses	(4)	-	-	(4)
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$50	$-	$-	$50

Public sector and other financing
Balance at beginning of period	$17	$1	$-	$18
Transfer in (out) to Stage 1	-	-	-	-
Transfer in (out) to Stage 2	(8)	8	-	-
Transfer in (out) to Stage 3	-	-	-	-
Net remeasurement of loss allowance	6	12	-	18
Loan originations	59	-	-	59
Derecognitions and maturities	-	-	-	-
Provision for (recovery of) credit losses	57	20	-	77
Write-offs	-	-	-	-
Recoveries	-	-	-	-
Balance at end of period	$74	$21	$-	$95

Total balance at end of period	$2,425	$272	$-	$2,697